DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES	12 Months Ended
Jun. 30, 2022
DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES [Abstract]
DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES
4.	DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES
No dividends have been paid or proposed for the year ended June 30, 2022 (2021: nil).